Property, plant and equipment - Disclosure of information in relation to right-of-use assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Property, plant and equipment [abstract]
Interest expense on lease liabilities	£ (69)	£ (24)
Lease income	384	409
Expense relating to short-term and low-value leases	(20)	(19)
Variable lease payments included in lease income	£ 360	£ 394